FT Confluence BDC & Specialty Finance Income ETF N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Apr. 01, 2026